3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

February 13, 2017

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Lateef Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Class T shares, which are subject to a Rule 12b-1 distribution fee (“12b-1 fee”) of 0.25% and a maximum sales charge of 2.50%. As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss John M. Ford, Esq.

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